Acquisitions and disposals (Details Narrative) R$ in Millions, $ in Millions, $ in Millions					1 Months Ended				2 Months Ended	3 Months Ended
	Dec. 14, 2023 USD ($)	Dec. 07, 2023 ARS ($)	Oct. 05, 2023 USD ($)	Aug. 09, 2023	Mar. 26, 2024 BRL (R$)	Oct. 31, 2023	Aug. 31, 2023	Jul. 24, 2023 USD ($)	Dec. 31, 2023 ARS ($) shares	Mar. 31, 2024 ARS ($) shares	Dec. 07, 2023 USD ($)
261 Della Paolera floor sale [Member]
Statement [Line Items]
Acquired farmland description			On October 5, 2023, the transfer deed was signed for the sale of the 25th and 26th floors of the “261 Della Paolera” tower located in the Catalinas neighborhood of the Autonomous City of Buenos Aires for a total of 2,395 square meters, 18 units of garages and 6 complementary units of the same building. The transaction price was approximately USD (MEP) (see note 9) 14.9 million, all of which were paid in full in ARS	On August 9, 2023, IRSA signed the deed for the sale of the 9th floor of the "261 Della Paolera" tower located in the Catalinas neighborhood of the Autonomous City of Buenos Aires with a total of 1,184 square meters, 10 parking spaces, and 2 complementary units of the same building. The transaction price was approximate USD (MEP) (see note 9) 6.3 million, which had already been paid in ARS
Ezpeleta land plot Barter Agreement [Member]
Statement [Line Items]
Transaction amount											$ 16.4
Amoiunt received in cash as part of consideration		$ 62.3
Sale of GCDI Common-Shares [Member]
Statement [Line Items]
Proceed from sale of stock									$ 25.5	$ 165.0
Number of shares sold | shares									1,583,560	5,017,588
Los Pozos farm [Member]
Statement [Line Items]
Purchase price			$ 2.3
Purchase price yet to be receive			$ 1.4
Sales agreements, description			On October 5, 2023, Cresud signed a transfer deed of ownership for the sale of a fraction of field land known as Registration 5,421 of the establishment called “Los Pozos” located in the province of Salta, with a total area of 4,262 hectares
Sale of fraction of "El Tigre" farm [Member]
Statement [Line Items]
Purchase price	$ 3.8
Purchase price yet to be receive	$ 0.9
Sales agreements, description	On December 14, 2023, Cresud signed a transfer deed of ownership for the sale of a fraction of 500 hectares of agricultural activity from its “El Tigre” farm, located in the department of Trenel, province of La Pampa, Argentina
Sale of fraction of "Chaparral" farm [Member]
Statement [Line Items]
Sales agreements, description					On March 26, 2024, BrasilAgro sold a fraction of 12,335 hectares (8,796 productive hectares) of the “Chaparral” farm located in Correntina, State of Bahia, Brazil, that was acquired in 2007. After this operation, a remaining surface of 24,847 hectares of this farm is still owned by BrasilAgro
Total amount of the operation | R$					R$ 364.5
Procced from sale of farm land | R$					R$ 34.0
Maple Building sale [Member]
Statement [Line Items]
Description of building sale								On July 24, 2023, IRSA signed the deed for the sale of all the functional and complementary units of the “Maple Building” located at 652/664 Suipacha Street in the Autonomous City of Buenos Aires. The price of the operation was USD 6.75 million, of which USD 3 million has been collected in cash, USD 0.75 million through the delivery of 3 functional units in a building owned by the buyer at Avenida Córdoba 637 in the Autonomous City of Buenos Aires, with a bailment agreement for 30 months and the remaining balance of USD 3 million will be paid as follows:
Remaining amount paid in installment								$ 2.5
Provision of services by the buyer								$ 0.5
Interest rate								5.00%
Vista al Muelle - Boating Trust transaction [Member]
Statement [Line Items]
Sales agreements, description						On October 31, 2023, Vista al Muelle S.A. (VAM), a subsidiary of Liveck L.T.D., sold two of its plots in the department of Canelones (Uruguay) to the Boating Trust for USD 6.8 million. In the same transaction, the trust sold units in Tower II to VAM for USD 5 million, which VAM used to fully settle its debt with the Chamyan family. The operation resulted in a profit of USD 1 million
Sale of Quality Investment S.A. [Member]
Statement [Line Items]
Description of sale fo shares							On August 31, 2023, IRSA sold and transferred 100% of its participation in Quality Invest S.A. representing 50% of the share capital. The amount of the transaction amounted to USD 22.9 million, of which USD 21.5 million has been collected together with the transfer of the shares and the balance of USD 1.4 million will be collected after 3 years, accruing an interest of 7% per year